Loans and Financial Liabilities - Summary of Secured Notes (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Secured Notes	$ 1,025,000	$ 1,025,000
Viking Star, Viking Sea and Viking Sky
Disclosure of detailed information about borrowings [line items]
Secured Notes	$ 675,000	$ 675,000
Secured Notes, fixed rate	5.00%	5.00%
Loan maturity	2028	2028
Viking Venus
Disclosure of detailed information about borrowings [line items]
Secured Notes	$ 350,000	$ 350,000
Secured Notes, fixed rate	5.625%	5.625%
Loan maturity	2029	2029